Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015
C000138166
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 21,116	$ 21,033	$ 20,528	$ 21,948	$ 20,834	$ 21,214	$ 20,964	$ 20,622	$ 19,586	$ 19,827	$ 19,287	$ 20,003	$ 19,007	$ 18,786	$ 18,972	$ 18,140	$ 17,160	$ 17,564	$ 18,216	$ 18,697	$ 17,999	$ 16,920	$ 18,101	$ 18,067	$ 18,134	$ 18,845	$ 18,101	$ 18,798	$ 17,583	$ 15,911	$ 17,417	$ 17,863	$ 16,927	$ 18,422	$ 17,901	$ 18,566	$ 17,875	$ 17,875	$ 18,095	$ 16,915	$ 17,375	$ 16,598	$ 17,240	$ 17,077	$ 17,044	$ 17,218	$ 16,710	$ 16,245	$ 15,181	$ 14,344	$ 14,354	$ 13,923	$ 12,398	$ 12,387	$ 12,779	$ 12,483	$ 12,049	$ 12,020	$ 11,547	$ 10,075	$ 12,428	$ 13,791	$ 14,196	$ 13,776	$ 13,476	$ 13,414	$ 12,921	$ 13,386	$ 13,314	$ 12,461	$ 13,349	$ 13,073	$ 13,050	$ 12,664	$ 11,671	$ 12,915	$ 12,542	$ 13,378	$ 13,345	$ 13,200	$ 12,752	$ 12,682	$ 12,508	$ 12,334	$ 12,451	$ 13,126	$ 12,634	$ 12,456	$ 12,039	$ 11,887	$ 11,510	$ 11,604	$ 11,425	$ 11,329	$ 11,301	$ 11,263	$ 11,333	$ 11,035	$ 10,942	$ 10,721	$ 10,232	$ 10,444	$ 10,466	$ 10,493	$ 10,255	$ 10,034	$ 9,970	$ 9,815	$ 9,142	$ 8,924	$ 9,169	$ 9,465	$ 9,394	$ 8,748	$ 8,896	$ 9,310	$ 9,213	$ 9,402	$ 9,411	$ 9,376	$ 10,000
C000138167
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,286,093	2,274,943	2,220,445	2,373,674	2,252,176	2,293,102	2,264,895	2,228,057	2,116,273	2,140,866	2,082,697	2,159,834	2,052,489	2,027,413	2,047,474	1,956,782	1,851,312	1,894,741	1,964,981	2,015,460	1,940,357	1,823,053	1,951,265	1,946,381	1,953,575	2,028,760	1,948,725	2,023,830	1,892,024	1,712,287	1,873,516	1,921,371	1,820,876	1,981,238	1,924,190	1,995,500	1,921,331	1,920,149	1,943,782	1,815,968	1,866,411	1,781,948	1,850,754	1,833,272	1,828,606	1,847,209	1,791,667	1,741,903	1,627,085	1,537,401	1,537,407	1,491,470	1,327,266	1,327,261	1,368,184	1,336,529	1,290,175	1,286,322	1,234,641	1,077,365	1,328,586	1,475,088	1,517,262	1,472,513	1,439,474	1,432,865	1,380,423	1,428,826	1,421,175	1,330,523	1,425,088	1,394,657	1,391,254	1,350,240	1,244,470	1,377,015	1,337,258	1,426,191	1,420,973	1,406,512	1,357,827	1,350,684	1,332,190	1,312,652	1,324,159	1,395,838	1,343,601	1,325,043	1,279,737	1,263,632	1,222,874	1,231,866	1,213,875	1,202,096	1,200,111	1,195,155	1,202,808	1,171,233	1,160,379	1,136,875	1,085,067	1,107,554	1,109,191	1,112,108	1,085,888	1,062,900	1,056,138	1,039,721	967,951	944,926	970,830	1,001,648	993,211	924,812	939,916	983,658	973,425	993,728	993,724	990,958	1,000,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,877	34,325	33,395	34,210	32,313	32,609	31,927	31,171	30,796	29,730	28,325	29,531	28,611	27,161	26,712	25,551	23,413	23,916	25,113	25,519	24,725	23,192	23,092	22,737	21,932	22,480	21,151	22,445	21,257	19,665	21,659	22,580	20,674	22,534	22,493	24,642	23,759	24,493	25,829	24,721	24,894	23,264	24,399	23,679	23,129	22,602	22,445	21,308	20,414	19,866	20,069	19,326	17,419	17,895	18,601	17,354	16,428	16,107	15,375	13,628	15,549	16,943	16,950	16,453	15,877	15,540	15,255	15,501	15,281	14,275	15,244	14,650	14,371	13,924	12,891	14,171	13,888	14,906	14,822	14,354	13,839	13,755	13,431	13,380	13,729	14,254	13,482	13,334	12,937	12,642	12,387	12,349	12,100	12,025	11,858	11,738	11,724	11,276	11,066	10,852	10,464	10,659	10,657	10,642	10,263	10,237	10,056	10,017	9,381	9,394	9,884	10,042	10,013	9,234	9,468	10,076	9,869	10,064	9,936	9,842	10,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,387,689	3,432,476	3,339,480	3,421,031	3,231,348	3,260,920	3,192,732	3,117,121	3,079,634	2,972,958	2,832,509	2,953,129	2,861,075	2,716,050	2,671,163	2,555,084	2,341,267	2,391,553	2,511,285	2,551,916	2,472,487	2,319,243	2,309,205	2,273,716	2,193,195	2,248,045	2,115,142	2,244,455	2,125,664	1,966,457	2,165,937	2,258,024	2,067,400	2,253,405	2,249,278	2,464,157	2,375,940	2,449,274	2,582,934	2,472,142	2,489,391	2,326,399	2,439,877	2,367,880	2,312,937	2,260,173	2,244,497	2,130,780	2,041,376	1,986,596	2,006,857	1,932,554	1,741,881	1,789,469	1,860,149	1,735,407	1,642,779	1,610,745	1,537,517	1,362,812	1,554,857	1,694,333	1,694,998	1,645,338	1,587,706	1,554,046	1,525,503	1,550,057	1,528,095	1,427,491	1,524,361	1,465,042	1,437,116	1,392,409	1,289,105	1,417,052	1,388,751	1,490,637	1,482,200	1,435,426	1,383,925	1,375,459	1,343,115	1,337,981	1,372,870	1,425,406	1,348,216	1,333,390	1,293,712	1,264,211	1,238,660	1,234,880	1,209,999	1,202,494	1,185,806	1,173,752	1,172,384	1,127,611	1,106,623	1,085,173	1,046,419	1,065,861	1,065,660	1,064,166	1,026,326	1,023,674	1,005,615	1,001,732	938,093	939,360	988,409	1,004,248	1,001,271	923,380	946,807	1,007,600	986,922	1,006,404	993,627	984,186	1,000,000
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 23,568	23,473	22,434	24,081	22,636	22,888	22,575	21,985	20,916	21,114	20,465	21,379	20,361	19,636	19,616	18,586	17,282	17,915	18,634	19,151	18,500	17,348	18,044	17,776	17,858	18,511	17,599	18,338	17,259	15,654	17,159	17,686	16,586	18,174	17,827	18,893	18,374	18,590	19,033	17,904	18,558	17,661	18,298	17,942	17,800	18,006	17,595	16,919	15,979	15,068	15,207	14,646	12,909	13,081	13,411	12,878	12,388	12,471	12,058	10,839	13,074	14,475	14,794	14,398	13,966	13,773	13,299	13,702	13,589	12,679	13,550	13,086	13,003	12,601	11,691	12,933	12,558	13,243	13,217	13,025	12,529	12,498	12,424	12,383	12,605	13,237	12,744	12,561	12,188	12,100	11,752	11,890	11,734	11,546	11,557	11,579	11,698	11,292	11,212	10,939	10,348	10,511	10,532	10,452	10,157	10,070	9,916	9,712	9,059	9,062	9,555	9,765	9,728	9,046	9,327	9,918	9,875	10,076	9,956	9,864	10,000
EATON VANCE Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 2,356,817	$ 2,347,286	$ 2,243,448	$ 2,408,147	$ 2,263,597	$ 2,288,787	$ 2,257,454	$ 2,198,479	$ 2,091,556	$ 2,111,417	$ 2,046,541	$ 2,137,861	$ 2,036,068	$ 1,963,631	$ 1,961,600	$ 1,858,644	$ 1,728,248	$ 1,791,455	$ 1,863,361	$ 1,915,061	$ 1,850,005	$ 1,734,770	$ 1,804,360	$ 1,777,577	$ 1,785,801	$ 1,851,068	$ 1,759,871	$ 1,833,794	$ 1,725,938	$ 1,565,434	$ 1,715,895	$ 1,768,592	$ 1,658,605	$ 1,817,394	$ 1,782,739	$ 1,889,302	$ 1,837,433	$ 1,859,006	$ 1,903,342	$ 1,790,393	$ 1,855,791	$ 1,766,112	$ 1,829,804	$ 1,794,222	$ 1,779,996	$ 1,800,616	$ 1,759,540	$ 1,691,880	$ 1,597,855	$ 1,506,795	$ 1,520,722	$ 1,464,571	$ 1,290,924	$ 1,308,116	$ 1,341,057	$ 1,287,806	$ 1,238,831	$ 1,247,109	$ 1,205,788	$ 1,083,931	$ 1,307,350	$ 1,447,538	$ 1,479,364	$ 1,439,758	$ 1,396,581	$ 1,377,329	$ 1,329,882	$ 1,370,172	$ 1,358,908	$ 1,267,893	$ 1,355,016	$ 1,308,599	$ 1,300,332	$ 1,260,070	$ 1,169,076	$ 1,293,262	$ 1,255,770	$ 1,324,347	$ 1,321,725	$ 1,302,474	$ 1,252,886	$ 1,249,791	$ 1,242,416	$ 1,238,328	$ 1,260,501	$ 1,323,710	$ 1,274,438	$ 1,256,102	$ 1,218,781	$ 1,209,996	$ 1,175,189	$ 1,189,040	$ 1,173,444	$ 1,154,570	$ 1,155,703	$ 1,157,876	$ 1,169,792	$ 1,129,215	$ 1,121,227	$ 1,093,888	$ 1,034,787	$ 1,051,054	$ 1,053,249	$ 1,045,190	$ 1,015,699	$ 1,006,991	$ 991,590	$ 971,188	$ 905,930	$ 906,159	$ 955,533	$ 976,534	$ 972,811	$ 904,559	$ 932,718	$ 991,786	$ 987,456	$ 1,007,574	$ 995,609	$ 986,387	$ 1,000,000